Shareholders' Equity (Details) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Warrant [Member]
Warrants Outstanding January 1, 2011	1,440,000	[1]	1,440,000	[1]
Warrants Outstanding, Granted	0	[1]	0	[1]
Warrants Outstanding, Redeemed	0	[1]	0	[1]
Warrants Outstanding, Exercised	0	[1]	0	[1]
Warrants Outstanding, December 31, 2011	1,440,000	[1]	1,440,000	[1]
Warrants Exercisable, Outstanding	1,440,000		1,440,000
Warrants Exercisable, Granted	0		0
Warrants Exercisable, Redeemed	0		0
Warrants Exercisable, Exercised	0		0
Warrants Exercisable, Outstanding December 31, 2012	1,440,000		1,440,000
Weighted Average Exercise Price, Outstanding	$ 5.64		$ 5.64
Weighted Average Exercise Price, Granted	$ 0		$ 0
Weighted Average Exercise Price, Redeemed	$ 0		$ 0
Weighted Average Exercise Price, Exercised	$ 0		$ 0
Weighted Average Exercise Price, Outstanding	$ 5.64		$ 5.64
Average Remaining Contractual Life, Outstanding	1 year 6 months		2 years 6 months
Average Remaining Contractual Life, Granted	0		0
Average Remaining Contractual Life, Redeemed	0		0
Average Remaining Contractual Life, Exercised	0 years 6 months		1 year 6 months

[1]	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which will expire on August 10, 2013.